Significant Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties [Abstract]
SIGNIFICANT RISKS AND UNCERTAINTIES

NOTE 23 — SIGNIFICANT RISKS AND UNCERTAINTIES

Concentration of Risks

Concentration of major customers and suppliers:

	For the years ended December 31,
	2025				2024			2023
	Amount		Percentage		Amount		Percentage	Amount		Percentage
Major customers representing more than 10% of the Company’s revenues
Customer A		$4,037,204	12.0%		$	*	* %	$	*	*	%
Customer B		$3,995,291	11.9%		$	*	* %	$	*	*	%
Customer C		$3,552,714	10.6%		$	*	* %	$	*	*	%
Customer D	$	*	*	%		$8,228,966	18.3%	$	*	*	%
Customer E	$	*	*	%		$5,957,404	13.3%		$8,390,058	16.3%
Customer F	$	*	*	%		$5,560,578	12.4%	$	*	*	%
Customer G	$	*	*	%		$4,497,689	10.0%		$15,852,474	30.8%

	As of December 31,
	2025				2024
	Amount		Percentage		Amount		Percentage
Major customers of the Company’s accounts receivable
Customer C		$2,636,843	17.1%		$	*	* %
Customer D	$	*	*	%		$2,718,597	18.0%
Customer E	$	*	*	%		$1,582,693	10.5%
Customer F	$	*	*	%		*	* %
Customer G		$2,543,460	16.5%			$1,704,452	11.3%

The loss of our significant customer or the failure to attract new customers could have a material adverse effect on our business, consolidated results of operations and financial condition.

	For the years ended December 31,
	2025				2024				2023
	Amount		Percentage		Amount		Percentage		Amount		Percentage
Major suppliers representing more than 10% of the Company’s purchase
Supplier A	$	*	*	%	$	*	*	%		$11,425,454	23.8%
Supplier B		$4,453,329	17.7%			$3,939,174	12.4%		$	*	*	%
Supplier C	$	*	*	%		$4,651,267	14.7%		$	*	*	%
Supplier D		$2,682,282	10.7%		$	*	*	%	$	*	*	%

	As of December 31,
	2025				2024
	Amount		Percentage		Amount		Percentage
Major suppliers of the Company’s accounts payables
Supplier A	$	*	*	%		$1,378,928	15.9%
Supplier B		$2,084,843	19.7%			$1,499,161	17.3%
Supplier C	$	*	*	%		$1,645,008	19.0%
Supplier E		$1,234,813	11.7%		$	*	* %
*	Represents less than 10% of the Company’s total amount or balance.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.

Exchange Rate Risks

The Company operates in the PRC, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB. Strengthening of the RMB against the USD would result in a negative impact of the Company’s net income and/or its financial position.

Currency Convertibility Risks

The Company’s operating activities are predominantly (over 80% to 90%) transacted in RMB and USD. While USD is freely convertible into other currencies, RMB is not freely convertible into other currencies. which are not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Credit Risks

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts receivable, other receivables, notes receivable, contract assets, restricted cash and cash and cash equivalents presented on the consolidated balance sheet. The Company has no other financial assets which carry significant exposure to credit risk.

Interest Rate Risks

The Company is exposed to fair value interest rate risk primarily relates to the fixed-rate loans. The Company is also exposed to cash flow interest rate risk primarily relates to the variable-rate loans and bank balances. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Risks and Uncertainties

The operations of the Company are located in Hong Kong and the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong and PRC, as well as by the general state of Hong Kong and PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong and the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Liquidity Risks

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 150-180 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.